PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2025
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET
6.	PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software, net, consisted of the following:

	As of December 31,
	2025	2024
	US$	US$
Buildings and facilities	22,617	8,354
Machinery and R&D equipment	21,361	30,010
Molds and tooling	124,378	140,689
Motor vehicles	23,222	43,980
Office and electronic equipment	29,045	28,412
Purchased software	64,321	73,342
Leasehold improvements	31,201	47,467
Property, equipment and software	316,145	372,254
Less: Accumulated depreciation	(156,686)	(122,905)
Construction in progress (i)	67,432	67,098
Property, equipment and software, net	226,891	316,447

(i)Represents the capitalized expenditures on the construction of corporate buildings, leasehold improvements, molds, tooling and R&D equipment under construction.

Depreciation expenses on property, equipment and software were allocated to the following expense items:

	Year Ended December 31,
	2025	2024	2023
	US$	US$	US$
Cost of revenues	28,225	27,124	16,111
Research and development expenses	3,237	7,158	3,238
Selling and marketing expenses	7,753	22,984	18,350
General and administrative expenses	15,525	19,222	17,258
Total	54,740	76,488	54,957

Property, equipment and software of nil and US$370 were pledged for other short-term financing arrangements (Note 10) as of December 31, 2025 and 2024, respectively.